COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - Class A exchangeable and Class B shareholders - Share Capital - $ / shares	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Statement [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.13	$ 0.13
Preferred Stock, Dividends Per Share, Declared	$ 5.481